Loans and Allowance for Loan Losses, Based on Impairment Review Method (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	$ 0	$ 0
Collectively evaluated for impairment	44,267	49,595
Total ending allowance balance	44,267	49,595	$ 44,317
Loans [Abstract]
Individually evaluated for impairment	18,504	21,581
Collectively evaluated for impairment	4,420,275	4,222,889
Total loans	4,438,779	4,244,470
Commercial [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	3,135	4,140
Total ending allowance balance	3,135	4,140	3,999
Loans [Abstract]
Individually evaluated for impairment	232	1,028
Collectively evaluated for impairment	199,968	211,464
Total loans	200,200	212,492
1 to 4 Family Residential Real Estate [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	40,689	44,950
Total ending allowance balance	40,689	44,950	39,748
Loans [Abstract]
Individually evaluated for impairment	18,272	20,553
Collectively evaluated for impairment	4,210,891	4,001,808
Total loans	4,229,163	4,022,361
Installment [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	443	505
Total ending allowance balance	443	505	$ 570
Loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	9,416	9,617
Total loans	$ 9,416	$ 9,617